Credit Loss Allowance Expenses	6 Months Ended
Jun. 30, 2026
Credit Loss Allowance Expenses [Abstract]
Credit loss allowance expenses

22. Credit loss allowance expenses

	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Provision for expected losses - credit risk	(1,352,605)	(629,319)	(2,330,314)	(1,126,205)
Recovery of loans written off as losses	172,058	14,619	175,747	31,369
Total	(1,180,547)	(614,700)	(2,154,567)	(1,094,836)